41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 9) R$ in Thousands	Dec. 31, 2019 BRL (R$)
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	R$ 2,066,325
Less Than 1 Month [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	322,745
1 To 3 Month [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	47,238
3 Months To 1 Year [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	55,837
1 To 5 Years [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	1,640,505
Loans and Financing [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	874,617
Loans and Financing [Member] | 1 To 3 Month [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	47,209
Loans and Financing [Member] | 3 Months To 1 Year [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	27,273
Loans and Financing [Member] | 1 To 5 Years [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	800,135
Debentures [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	1,187,435
Debentures [Member] | Less Than 1 Month [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	318,774
Debentures [Member] | 3 Months To 1 Year [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	28,433
Debentures [Member] | 1 To 5 Years [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	840,228
Suppliers [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	3,956
Suppliers [Member] | Less Than 1 Month [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	3,956
Lease liabilities [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	317
Lease liabilities [Member] | Less Than 1 Month [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	15
Lease liabilities [Member] | 1 To 3 Month [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	29
Lease liabilities [Member] | 3 Months To 1 Year [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	131
Lease liabilities [Member] | 1 To 5 Years [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	R$ 142